13. Taxes (Details 2) R$ in Thousands	Dec. 31, 2017 BRL (R$)
DisclosureOfDeferredTaxesLineItems [Line Items]
Assets	R$ 1,882,616
Liabilities	(1,123,754)
2018
DisclosureOfDeferredTaxesLineItems [Line Items]
Assets	482,107
Liabilities	(82,039)
2019
DisclosureOfDeferredTaxesLineItems [Line Items]
Assets	268,072
Liabilities	(105,308)
2020
DisclosureOfDeferredTaxesLineItems [Line Items]
Assets	185,597
Liabilities	(71,167)
2021
DisclosureOfDeferredTaxesLineItems [Line Items]
Assets	115,637
Liabilities	(69,403)
2022
DisclosureOfDeferredTaxesLineItems [Line Items]
Assets	80,570
Liabilities	(70,448)
2023 to 2025
DisclosureOfDeferredTaxesLineItems [Line Items]
Assets	193,845
Liabilities	(189,305)
2026 to 2028
DisclosureOfDeferredTaxesLineItems [Line Items]
Assets	556,788
Liabilities	R$ (536,084)